Financial Instruments and Fair Value Disclosures, Fair Value of Assets and Liabilities (Details) - Private Placement Warrants [Member] - USD ($) $ in Thousands	Sep. 29, 2023	Aug. 09, 2023	Jul. 10, 2023	Jun. 20, 2023	Jun. 16, 2023	Jun. 15, 2023	Jun. 08, 2023	Feb. 10, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value								$ 7,504
Nonrecurring [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value	$ 220	$ 268	$ 33	$ 58	$ 141	$ 276	$ 286